Related Party Transactions	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 4 — Related Party Transactions
Founder Shares
On January 29, 2021, the Sponsor paid $25,000, or approximately $0.005 per share, to cover certain offering costs in consideration for 5,031,250 shares of Class B common stock, par value $0.0001. In March 2021, the Sponsor transferred all of the founder shares it held to members of the Company’s board of directors, management team, and persons or entities affiliated with AMCI Group (the “initial shareholders”). Such shares were fully paid. On May 14, 2021, the Sponsor surrendered 718,750 founder shares to the Company for no consideration, resulting in the Sponsor owning 4,312,500 founder shares. Up to 562,500 of the founder shares will be forfeited depending on the extent to which the underwriters’ over-allotment is exercised. On September 17, 2021, the over-allotment option expired unexercised, resulting in 562,500 of the founder shares being forfeited.
In exchange for the Anchor Investors’ participation in the initial public offering as described in Note 3, the Sponsor sold a total of 780,000 founder shares to the Anchor Investors. The Company determined that the fair value of these founder shares was approximately $6.5 million (or approximately $8.35 per share) using a Monte Carlo simulation. The Company recognized the excess fair value of these founder shares, over the price sold to the Anchor Investors, as an expense of the initial public offering resulting in a charge against the carrying value of Class A common stock subject to possible redemption.
The initial stockholders have agreed not to transfer, assign or sell any of their founder shares and any Class A common stocks issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial business combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the Company’s initial business combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the company’s initial stockholders with respect to any founder shares. Notwithstanding the foregoing, the founder shares will be released from the Lock-up if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the company’s initial business combination.
Private Placement
Simultaneously with the closing of the initial public offering, the Company’s Sponsor has purchased an aggregate of 3,500,000 private placement warrants, each exercisable to purchase one Class A common stock at $11.50 per share, at a price of $1.00 per warrant, or $3,500,000 in the aggregate.
The private placement warrants will not be redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees. The initial purchasers, or their permitted transferees, have the option to exercise the private placement warrants on a cashless basis. If the private placement warrants are held by holders other than initial purchasers or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the units being sold in the initial public offering. Otherwise, the private placement warrants have terms and provisions that are identical to those of the warrants being sold as part of the units in the initial public offering.
If the private placement warrants are held by holders other than the Sponsor or its permitted transferees, the private placement warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the units being sold in the initial public offering.
Related Party Loans and Advances
On January 29, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the initial public offering (“Note”). This loan was non-interest bearing, unsecured and payable upon the closing of the initial public offering. In addition to the Note, the Sponsor of the Company also paid certain administrative expenses and offering costs on behalf of the Company. These advances were due on demand and were non-interest bearing. The Company repaid the note payable and advances in exchange for the issuance of private placement warrants.
Working Capital Loans
In addition, in order to finance transaction costs in connection with an intended business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required on a non-interest basis (“Working Capital Loans”). If the Company completes the initial business combination, it will repay the Working Capital Loans. In the event that the initial business combination does not close, the Company may use a portion of the working capital held outside the trust account to repay the Working Capital Loans but no proceeds from the trust account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. Except as set forth above, the terms of Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. On March 28, 2022, the Company entered into a noninterest-bearing Working Capital Loan with its Sponsor for the principal amount of up to $1.5 million. As of September 30, 2022 and December 31, 2021, the Company had no borrowings under the Working Capital Loans.
Administrative Service Fee
Subsequent to the closing of the initial public offering, the Company will pay its Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the management team. Upon completion of the initial business combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended September 30, 2022 and 2021, the Company incurred $30,000 and $20,000, respectively, of such fees, included as general and administrative fees — related party on the accompanying unaudited condensed statements of operations. For the nine months ended September 30, 2022 and for the period from January 28, 2021 (inception) through September 30, 2021, the Company incurred $90,000 and $20,000, respectively, of such fees, included as general and administrative fees — related party on the accompanying unaudited condensed statements of operations. As of September 30, 2022 and December 31, 2021, approximately $90,000 and $50,000, respectively, of such fees were included in due to related party on the accompanying condensed balance sheets.
The Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, directors, officers or directors of the Company, or any of their affiliates. As of September 30, 2022 and December 31, 2021, there were approximately $596,000 and $0, respectively, of such fees included as due to related party on the accompanying condensed balance sheets.
Note 4 — Related Party Transactions
Founder Shares
On January 29, 2021, the Sponsor paid $25,000, or approximately $0.005 per share, to cover certain offering costs in consideration for 5,031,250 shares of Class B common stock, par value $0.0001. In March 2021, the Sponsor transferred all of the founder shares it held to members of the Company’s board of directors, management team, and persons or entities affiliated with AMCI Group (the “initial shareholders”). Such shares were fully paid. On May 14, 2021, the Sponsor surrendered 718,750 founder shares to the Company for no consideration, resulting in the Sponsor owning 4,312,500 founder shares. Up to 562,500 of the founder shares will be forfeited depending on the extent to which the underwriters’ over-allotment is exercised. On September 17, 2021, the over-allotment option expired unexercised, resulting in 562,500 of the founder shares being forfeited.
In exchange for the Anchor Investors’ participation in the initial public offering as described in Note 3, the Sponsor sold a total of 780,000 founder shares to the Anchor Investors. The Company determined that the fair value of these founder shares was approximately $6.5 million (or approximately $8.35 per share) using a Monte Carlo simulation. The Company recognized the excess fair value of these founder shares, over the price sold to the Anchor Investors, as an expense of the initial public offering resulting in a charge against the carrying value of Class A common stock subject to possible redemption.
The initial stockholders have agreed not to transfer, assign or sell any of their founder shares and any Class A common stocks issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial business combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the Company’s initial business combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the company’s initial stockholders with respect to any founder shares. Notwithstanding the foregoing, the founder shares will be released from the Lock-up if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the company’s initial business combination.
Private Placement
Simultaneously with the closing of the initial public offering, the Company’s Sponsor has purchased an aggregate of 3,500,000 private placement warrants, each exercisable to purchase one Class A common stock at $11.50 per share, at a price of $1.00 per warrant, or $3,500,000 in the aggregate.
The private placement warrants will not be redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees. The initial purchasers, or their permitted transferees, have the option to exercise the private placement warrants on a cashless basis. If the private placement warrants are held by holders other than initial purchasers or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the units being sold in the initial public offering. Otherwise, the private placement warrants have terms and provisions that are identical to those of the warrants being sold as part of the units in the initial public offering.
If the private placement warrants are held by holders other than the Sponsor or its permitted transferees, the private placement warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the warrants included in the units being sold in the initial public offering.
Related Party Loans and Advances
On January 29, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the initial public offering (“Note”). This loan was non-interest bearing, unsecured and payable upon the closing of the initial public offering. In addition to the Note, the Sponsor of the Company also paid certain administrative expenses and offering costs on behalf of the Company. These advances were due on demand and were non-interest bearing. The Company repaid the note payable and advances in exchange for the issuance of private placement warrants.
In addition, in order to finance transaction costs in connection with an intended business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required on a non-interest basis (“Working Capital Loans”). If the Company completes the initial business combination, it will repay the Working Capital Loans. In the event that the initial business combination does not close, the Company may use a portion of the working capital held outside the trust account to repay the Working Capital Loans but no proceeds from the trust account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. Except as set forth above, the terms of Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2021, the Company had no borrowings under the Working Capital Loans.
Administrative Service Fee
Subsequent to the closing of the initial public offering, the Company will pay its Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the management team. Upon completion of the initial business combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from January 28, 2021 (inception) through December 31, 2021, the Company incurred $50,000 of such fees, included as general and administrative fees — related party on the accompanying statement of operations. As of December 31, 2021, approximately $50,000 of such fees are included as due to related party on the accompanying balance sheet.
Note 9 — Related Party Transactions
As of September 30, 2022 and December 31, 2021, the Company had an equity ownership in LanzaJet and SGLT with an aggregate carrying value of $26,037 and $24,752, respectively. The table below summarizes amounts related to transactions with these related parties (in thousands):

	Nine months ended September 30,
	2022	2021
Revenues	$2,116	$2,348
	As of
	September 30, 2022	December 31, 2021
Accounts receivable	$1,509	$1,071
Contract assets	73	60
Purchases and open accounts payable	1,863	2,575
The accounts payable balance is for work that LanzaJet performed as a subcontractor to the Company. Refer to Note 5, Investments, for more information.
In connection with the formation of LanzaJet, the Company entered into a transition services agreement with LanzaJet. The transition services agreement generally sets out the respective rights, responsibilities and obligations of the Company and LanzaJet with respect to R&D services, access to office and laboratory space, business development and other administrative support services. The transition services agreement may be terminated by mutual consent of the Company and LanzaJet, by LanzaJet at any time, and by the Company upon breach or non-payment by LanzaJet. There are no substantive termination penalties in the event the Company terminates. For the nine months ended September 30, 2022 and September 30, 2021, the Company recognized revenue from related parties of approximately $148 and $355, respectively, under the transition services agreement. The Company also provides certain engineering and other services related to a gas-to-jet demonstration plant currently in development by LanzaJet pursuant to the Investment Agreement described in Note 5, Investments. In connection with these services, the Company recognized revenue from LanzaJet of approximately $170 and $403, for the nine months ended September 30, 2022 and September 30, 2021, respectively.
In May 2020, the Company executed an agreement to lease certain land to a subsidiary of LanzaJet for a period of 10 years with an option to renew this lease for five additional periods of one year with minimum annual rent due to the Company of $24. The lease commenced upon execution of the lease agreement and was subsequently amended in 2022 to extend the Pre-Development Term and annual rent amount. Refer to Note 12, Leases, for more information.
The Company supplies SGLT with certain water-soluble organic compounds required in the Company's proprietary gas fermentation process, and small-size equipment. As a result, for the nine months ended September 30, 2022 and September 30, 2021, the Company recognized revenue from related parties of approximately $151 and $69, respectively. The Company also provided engineering services and incurred costs of $$893 and $1,171 for the nine months ended September 30, 2022 and September 30, 2021, respectively.
Additionally, LanzaTech and SGLT entered into a license agreement in 2019, subsequently amended in 2021, to provide SGLT with the right to sublicense the intellectual property that LanzaTech previously licensed to SGLT. In exchange, the Company is entitled to receive licensing consideration, calculated as a percentage of the royalties received by SGLT from the sublicenses. Currently, SGLT sublicenses to certain of its subsidiaries that use LanzaTech's proprietary technology. The royalties received by SGLT are based on sales-and-usage of the sublicensed technology. For the nine months ended September 30, 2022, and September 30, 2021, the Company did not earn any sublicensing revenue as no royalties were received by SGLT.
Related Party Transactions
As of December 31, 2021 and 2020, the Company had an equity ownership in LanzaJet and SGLT with an aggregate carrying value of $24,752 and $23,217, respectively. Trade receivables and contract assets of $1,071 and $3,257, from these equity method investees are included in accounts receivable, respectively. The Company made purchases and had open accounts payable of $2,575 as of and for the year ended December 31, 2021. The accounts payable balance is for work that LanzaJet performed as a subcontractor to the Company. Refer to Note 5 - Investments, for more information.
In connection with the formation of LanzaJet, the Company entered into a transition services agreement with LanzaJet. The transition services agreement generally sets out the respective rights, responsibilities and obligations of the Company and LanzaJet with respect to R&D services, business development and other administrative support services. The transition services agreement may be terminated by mutual consent of the Company and LanzaJet, by LanzaJet at any time, and by the Company upon breach or non-payment by LanzaJet. There are no substantive termination penalties in the event the Company terminates. During the years ended December 31, 2021 and 2020, the Company recognized revenue from related parties of approximately $495 and $285, respectively, under the transition services agreement. The Company provides certain engineering and other services related to a gas-to-jet demonstration plant currently in development by LanzaJet pursuant to the Investment Agreement described in Note 5 - Investments. As a result, during the years ended December 31, 2021 and 2020, the Company recognized revenue from related parties of approximately $428 and $2,740, respectively.
The Company supplies SGLT with its biocatalyst, certain water-soluble organic compounds required in the Company's proprietary gas fermentation process, and small-size equipment. As a result, during 2021 and 2020 the Company recognized revenue from related parties of approximately $282 and $156, respectively. The Company also provided engineering services and incurred costs of $1,223 and $242 during the years ended December 31, 2021 and 2020, respectively.
Additionally, LanzaTech and SGLT entered into a license agreement in 2019, subsequently amended in 2021, to provide SGLT with the right to sublicense the intellectual property that LanzaTech previously licensed to SGLT. In exchange, the Company is entitled to receive licensing consideration, calculated as a percentage of the royalties received by SGLT from the sublicenses. Currently, SGLT sublicenses to certain of its subsidiaries that use LanzaTech's proprietary technology. The royalties to be received by SGLT are based on sales-and-usage of the sublicensed technology. For the years ended December 31, 2021 and 2020, the Company did not earn any sublicensing revenue as no royalties were received by SGLT.